Consolidated Statements of Income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
INTEREST INCOME
Interest and fees on loans	$ 41,854	$ 41,267	$ 40,274
Interest on investment securities:
Taxable	3,238	3,554	3,394
Nontaxable	521	681	722
Federal funds sold and other overnight interest-bearing deposits	80	38	28
Dividends on other securities	317	216	80
Total interest income	46,010	45,756	44,498
Interest on deposits:
Savings, interest checking and money market	1,158	970	968
Time deposit accounts $100,000 and over	981	867	940
Other time deposits	928	1,090	1,384
Interest on federal funds purchased and securities sold under agreements to repurchase	64	56	21
Interest on subordinated notes	1,494	1,293	1,264
Interest on Federal Home Loan Bank advances	1,038	723	467
Total interest expense	5,663	4,999	5,044
Net interest income	40,347	40,757	39,454
Provision for loan losses	1,425	250	0
Net interest income after provision for loan losses	38,922	40,507	39,454
NON-INTEREST INCOME
Service charges and other fees	3,400	3,477	3,743
Bank card income and fees	2,547	2,455	2,368
Trust department income	952	929	844
Real estate servicing fees, net	325	573	319
Gain on sale of mortgage loans, net	851	1,386	1,093
Gain on sale of investment securities	602	8	20
Other	240	338	362
Total non-interest income	8,917	9,166	8,749
NON-INTEREST EXPENSE
Salaries and employee benefits	20,850	20,792	20,377
Occupancy expense, net	2,751	2,792	2,660
Furniture and equipment expense	1,783	1,844	1,823
Processing, network, and bank card expense	3,309	3,363	3,203
Legal, examination, and professional fees	1,301	1,321	1,159
FDIC insurance assessment	567	867	933
Advertising and promotion	1,083	1,111	1,274
Postage, printing, and supplies	1,054	1,120	1,117
Real estate foreclosure (gains) expense, net	370	(223)	845
Loan expenses	609	423	303
Other	3,130	3,084	2,813
Total non-interest expense	36,807	36,494	36,507
Income before income taxes	11,032	13,179	11,696
Income tax expense	3,750	4,580	4,042
Net income	$ 7,282	$ 8,599	$ 7,654
Basic earnings per share (in dollars per share)	$ 1.29	$ 1.52	$ 1.35
Diluted earnings per share (in dollars per share)	$ 1.29	$ 1.52	$ 1.35